UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           August 14, 2009
-----------------              ------------------           ------------
   [Signature]                    [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     18

Form 13F Information Table Value Total:     $227,516 (thousands)


List of Other Included Managers:

         None.


                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 6/30/09

COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6     COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------        ----------     ----------  ---------- ---------

                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION  MANAGERS
--------------               -------------     ----------- --------   ------- --- ----- ----------  -------- ----- ------  -----
AETNA INC NEW                COM                00817Y108  13,542      540,613 SH  -    SOLE          -         540,613 -     -
BHP BILLITON PLC             SPONSORED ADR      05545E209  39,595      870,986 SH  -    SOLE          -         870,986 -     -
CAPITALSOURCE INC            DBCV 4.000% 7/1   14055XAE2   34,039   43,500,000 PRN -    SOLE          -      43,500,000 -     -
CARDERO RES CORP             COM               14140U105    9,467    9,861,705 SH  -    SOLE          -       9,861,705 -     -
COVANTA HLDG CORP            COM                22282E102   7,734      455,990 SH  -    SOLE          -         455,990 -     -
EBIX INC                     COM NEW            278715206  26,907      859,088 SH  -    SOLE          -         859,088 -     -
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1    29257MAB6   5,889    8,075,000 PRN -    SOLE          -       8,075,000 -     -
ENERGY CONVERSION DEVICES IN NOTE 3.000% 6/1    292659AA7  15,649   25,363,000 PRN -    SOLE          -      25,363,000 -     -
HECKMANN CORP                COM                422680108   1,782      475,200 SH  -    SOLE          -         475,200 -     -
IAC INTERACTIVECORP          COM PAR $.001      44919P508  31,106    1,938,061 SH  -    SOLE          -       1,938,061 -     -
KHD HUMBOLDT WEDAG INTL LTD  COM                482462108   3,934      471,746 SH  -    SOLE          -         471,746 -     -
MODUSLINK GLOBAL SOLUTIONS I COM                60786L107     617       89,878 SH  -    SOLE          -          89,878 -     -
NCI BUILDING SYS INC         NOTE 2.125%11/1    628852AG0     907    1,570,000 PRN -    SOLE          -       1,570,000 -     -
NII HLDGS INC                NOTE 3.125% 6/1    62913FAJ1  10,941   14,209,000 PRN -    SOLE          -      14,209,000 -     -
RTI INTL METALS INC          COM               74973W107    7,782      440,404 SH  -    SOLE          -         440,404 -     -
SUNPOWER CORP                DBCV 0.750% 8/0   867652AB5   11,007   12,225,000 PRN -    SOLE          -      12,225,000 -     -
SUNTECH PWR HLDGS CO LTD     NOTE 0.250% 2/1    86800CAC8     941    1,000,000 PRN -    SOLE          -       1,000,000 -     -
WELLCARE HEALTH PLANS INC    COM                94946T106   5,677      307,035 SH  -    SOLE          -         307,035 -     -

